Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Stock Units Activity

A summary of the RSUs awarded to employees, directors and consultants under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Units	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value

Outstanding, December 31, 2018	65,782	$21.00	$730,185
Granted	-	-
Vested and settled with share issuance	(7,467)	$27.15
Forfeited/canceled	(7,982)	$26.85
Outstanding, December 31, 2019	50,333	$19.20	$-
Granted	-	-
Vested and settled with share issuance	(45,000)	$18.15
Forfeited/canceled	(5,333)	$27.00
Outstanding, December 31, 2020	-		$-

Schedule of Incentive Bonus Awards Granted to Employees

A summary of the incentive stock bonus awards granted to employees under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Shares	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value

Unvested, December 31, 2018	11,200	$16.80	$124,320
Awarded	-	-
Vested	(11,200)	$16.80
Forfeited	-	-
Unvested, December 31, 2019	-	-
Awarded	-	-
Vested	-	-
Forfeited	-	-
Unvested, December 31, 2020	-	-

2017 Equity Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to employees and consultants under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, December 31, 2018	70,400	$15.60	8.4	$-
Granted	13,333	$12.00
Exercised	-	-
Forfeited	(16,055)	$17.40
Expired	(111)	$15.75
Outstanding, December 31, 2019	67,567	$14.40	7.7	$-
Granted	44,113	$10.50	10.0
Exercised	-
Forfeited	-
Expired	(16,673)	$15.15	4.3
Outstanding, December 31, 2020	95,007	$12.45	8.3	$-
Exercisable, December 31, 2020	95,007	$12.45	8.3	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for employees and consultants under the 2017 Equity Plan for the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2018	48,889	$12.90	$-	$628,756
Granted	13,333	$9.75		$130,120
Vested	(32,833)	$11.10		$362,998
Forfeited	(16,056)	$15.30		$246,344
Expired	-	-		$-
Nonvested, December 31, 2019	13,333	$11.25	$-	$149,534
Granted	44,113	$8.85		$387,199
Vested	(57,446)	$9.30		$536,733
Forfeited	-			$-
Expired	-			$-
Nonvested, December 31, 2020	-		$-	$-

2017 Equity Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to directors under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)

Outstanding, December 31, 2018	6,000	$20.25	8.6	$-
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, December 31, 2019	6,000	$20.25	7.6	$-
Granted	43,333	$8.55	8.5
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, December 31, 2020	49,333	$10.05	7.5	$-
Exercisable, December 31, 2020	42,667	$10.95	8.0	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for directors under the 2017 Equity Plan for the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2019	-	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Expired	-	-
Nonvested, December 31, 2019	-	-	$-
Granted	43,333	8.55		$373,000
Vested	(36,667)	9.45		$344,000
Forfeited	-	-		$-
Expired	-	-		$-
Nonvested, December 31, 2020	6,666	4.35	$5,800	$29,000

2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to employees and consultants under the 2017 Equity Plan during the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, December 31, 2020	95,007	$12.45	8.3	$-
Granted	20,239	$12.75	10.0	$-
Exercised	-
Forfeited	(1,914)	$18.30	6.6	$-
Expired	-
Outstanding, September 30, 2021	113,332	$12.45	7.9	$-
Exercisable, September 30, 2021	101,665	$12.75	7.7	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for employees and consultants under the 2017 Equity Plan for the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2020	-	$-	$-	$-
Granted	20,239	$12.30	$-	$-
Vested	(8,572)	$16.80	$66,412	$-
Forfeited	-			$-
Expired	-			$-
Nonvested, September 30, 2021	11,667	$9.15	$-	$104,800

2017 Equity Plan and 2021 Equity Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to directors under the 2017 Equity Plan and the 2021 Equity Plan, during the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)

Outstanding, December 31, 2020	49,333	$10.05	7.5	$-
Granted	1,538	$9.75	10.0	$-
Exercised	-
Forfeited/Cancelled	-
Expired	-
Outstanding, September 30, 2021	50,871	$10.05	6.8	$-
Exercisable, September 30, 2021	50,871	$10.05	6.8	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for directors under the 2017 Equity Plan and the 2021 Equity Plan, for the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2020	6,667	$4.35	$31,000	$-
Granted	1,538	9.75	$(1,154)	$-
Vested	(8,205)	$5.40	$(29,846)	$-
Forfeited	-
Expired	-
Nonvested, September 30, 2021	-		$-	$-